Apollo Technology Capital Corporation – Loan Receivable, Exchange, and Equity Investment (Tables)	12 Months Ended
Dec. 31, 2025
Apollo Technology Capital Corporation – Loan Receivable, Exchange, and Equity Investment [Abstract]
Schedule of Carrying Value Summary
	For the year ended December 31,
	2025	2024

Loan receivable – gross principal	$-	$16,648,253
Allowance for credit losses	-	(16,648,253)
Net loan receivable	$-	$-

Equity investment in Apollo (at cost)	$6,525,000	$-

Payable to Apollo	$1,399,579	$-